 [LOGO]    THE                                          BULK RATE
        RESERVE FUNDS                                   U.S. POSTAGE
         FUNDS                                            PAID
         Founders of                                    PERMIT NO. 8898
"America's First Money Fund"                            BRONX, NY
         Est. 1970

--------------------------------------------------
              SEMI-ANNUAL REPORT
--------------------------------------------------

        RESERVE TAX-EXEMPT TRUST

            NEW YORK TAX-EXEMPT FUND


        RESERVE TAX-EXEMPT TRUST

            CALIFORNIA II FUND
            CONNECTICUT TAX-EXEMPT FUND
            FLORIDA TAX-EXEMPT FUND
            MASSACHUSETTS TAX-EXEMPT FUND
            MICHIGAN TAX-EXEMPT FUND
            NEW JERSEY TAX-EXEMPT FUND
            OHIO TAX-EXEMPT FUND
            PENNSYLVANIA TAX-EXEMPT FUND



                NOVEMBER 30, 1999


                                [LOGO]    THE
                                       RESERVE FUNDS
                                        FUNDS
                                        Founders of
                                America's First Money Fund"
                                        Est. 1970

1250 BROADWAY, NEW YORK, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RTET/SEMI-ANNUAL 01/00

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--100.5%                                                                           (NOTE 1)
------------  ------------------------------                                                                          -----------
 $ 2,365,000  Bleecker HDC Terrace Apt., Project S85, 3.85%, 7/1/15 (a).........................................      $ 2,365,000
   2,000,000  Elmont UFSD, TAN, 3.90%, 6/29/00..................................................................        2,003,894
   2,000,000  Elmont UFSD, TAN, 4.00%, 6/29/00..................................................................        2,005,011
   3,200,000  Guilderland IDA for North Eastern Industrial Park, Ser. 1993 A, 3.85%, 12/1/08 (a)................        3,200,000
   2,000,000  Hempstead Town IDA Resource Recovery for Corp. Credit, 3.90%, 12/1/10 (a).........................        2,000,000
   3,500,000  Jefferson IDA for Watertown Carthage Project, 3.70%, 12/1/12 (a)..................................        3,500,000
   6,700,000  Long Island Power Authority, NY Electric System, Series 1, 3.85%, 5/1/33 (a)......................        6,700,000
   3,800,000  Metropolitan Transit Authority, GOB, 7.50%, 7/1/16 (c)............................................        3,953,901
   2,295,000  Metropolitan Transit Authority, GOB, 6.00%, 7/1/19 (c)............................................        2,323,063
   2,240,000  Metropolitan Transit Authority, RAW, 7.50%, 7/1/19 (c)............................................        2,320,693
     600,000  New York City Cultural Resources for Soloman B. Guggenheim, 3.70%, 12/1/15 (a)....................          600,000
   4,000,000  New York City GOB Custodial Receipts, Series A31, 4.09%, 7/2/00 (a)...............................        4,000,000
     265,000  New York City GOB, Series A10, 4.00%, 8/1/16 (a)..................................................          265,000
     500,000  New York City GOB, Series A7, 3.70%, 8/1/20 (a)...................................................          500,000
   1,200,000  New York City GOB, Series A7, 7.75%, 3/15/02 (c)..................................................        1,231,910
   2,595,000  New York City GOB, Series A9, 3.80%, 8/1/18 (a)...................................................        2,595,000
   1,000,000  New York City GOB, Series B, 4.00%, 10/1/20 (a)...................................................        1,000,000
   3,500,000  New York City GOB, Series B5, 3.90%, 2/15/16 (a)..................................................        3,500,000
   3,950,000  New York City GOB, Series B8, 3.85%, 8/15/24 (a)..................................................        3,950,000
   3,500,000  New York City GOB, Series D, 3.75%, 2/1/22 (a)....................................................        3,500,000
     300,000  New York City GOB, Series D, 3.80%, 2/1/20 (a)....................................................          300,000
   2,800,000  New York City GOB, Series D, 3.85%, 2/1/21 (a)....................................................        2,800,000
   3,400,000  New York City GOB, Series E4, 3.70%, 8/1/21 (a)...................................................        3,400,000
     500,000  New York City GOB, Series E5, 3.70%, 8/1/10 (a)...................................................          500,000
   1,750,000  New York City GOB, Series F2, 3.70%, 2/15/12 (a)..................................................        1,750,000
   2,000,000  New York City GOB, Series F4, 3.80%, 2/15/20 (a)..................................................        2,000,000
   5,000,000  New York City HDC for Upper Fifth Avenue Project, 3.90%, 1/1/16 (a)...............................        5,000,000
   3,000,000  New York City HDC MFH for Columbus Apartments, 3.80%, 3/15/25 (a).................................        3,000,000
   6,000,000  New York City HDC MFH for Monterey, Series A, 3.80%, 11/15/19 (a).................................        6,000,000
   5,900,000  New York City HDC Multifamily Mtg. for James Tower Proj., 3.70%, 7/1/05 (a).......................        5,900,000
   2,300,000  New York City Health & Hospital, Series A, 3.75%, 2/15/26 (b).....................................        2,300,000
     866,000  New York City IDA American Civil Liberties, 3.75%, 6/1/12 (a).....................................          866,000
   5,000,000  New York City IDA for Childrens Oncology Society, 3.80%, 5/1/21 (a)...............................        5,000,000
     920,000  New York City IDA for Goodwill Project, 3.75%, 3/1/00 (a).........................................          920,000
   1,500,000  New York City IDA for Stroheim & Romann Inc. Project, 3.80%, 12/1/15 (a)..........................        1,500,000
   1,200,000  New York State Dormitory Auth. for Oxford University Press, 3.85%, 7/1/25 (a).....................        1,200,000
   1,300,000  New York State Energy R & D Authority for New York Electric-Gas, 3.60%, 10/1/29 (a)...............        1,300,000
   6,000,000  New York State HFA for Normandie Court, Series 91, 3.70%, 5/15/15 (a).............................        6,000,000
   1,700,000  New York State HFA for Mt. Sinai School, 3.85%, 11/1/14 (a).......................................        1,700,000
  11,200,000  New York State HFA Service Contract Rev. Bonds, Series A, 3.75%, 3/15/27 (a)......................       11,200,000
   2,835,000  New York State Local Government Assistance Corp., Series A, 3.75%, 4/1/22 (a).....................        2,835,000
   8,400,000  New York State Local Government Assistance Corp., Series B, 3.75%, 4/1/25 (a).....................        8,400,000
   7,880,000  New York State Local Government Assistance Corp., Series C, 3.75%, 4/1/25 (a).....................        7,880,000
  10,000,000  New York State Medical Care Facilities Finance Agency for St. Lukes Hospital, 7.45%,
                2/15/29(c)......................................................................................       10,285,740
   7,000,000  North Shore CSD, BAN, 4.00%, 7/13/00..............................................................        7,021,591
   4,200,000  Onondaga County IDR for Edgecomb Metals Project, 3.90%, 11/1/09 (a)...............................        4,200,000
   2,400,000  Onondaga County IDR for McLane Co. Project, 4.35%, 11/1/04 (a)....................................        2,400,000
   1,000,000  Port Authority of New York & New Jersey, Series 2, 3.75%, 5/1/19 (a)..............................        1,000,000
   1,200,000  St. Lawrence IDA for Reynolds Metals, 3.80%, 12/1/07 (a)..........................................        1,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                                                              VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)--100.5%                                                              (NOTE 1)
------------  ------------------------------------------                                                             ------------
 $ 4,000,000  Suffolk County IDR for Target Rock Corporation Rev. Bonds, 3.85%, 2/1/07 (a).....................      $  4,000,000
   4,550,000  Syracuse IDA for General Accident Insurance Co., Project, 3.20%, 12/1/03 (a).....................         4,550,000
   5,000,000  Triborough Bridge & Tunnel Authority, Series C, 4.00%, 1/1/13 (a)................................         5,000,000
   1,300,000  Yonkers IDR for Civic Revenue Bonds for Consumers Union, 3.80%, 7/1/19 (a).......................         1,300,000
   4,400,000  Yonkers IDR for Consumers Union Facility, 3.80%, 7/1/21 (a)......................................         4,400,000
                                                                                                                     ------------
              TOTAL INVESTMENTS (COST $178,621,803)...................................................    100.5%      178,621,803
              OTHER ASSETS, LESS LIABILITIES..........................................................     (0.5)         (932,949)
                                                                                                          -----      ------------
              NET ASSETS..............................................................................    100.0%     $177,688,854
                                                                                                          -----      ------------
                                                                                                          -----      ------------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 177,688,854 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.......................................                      $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                            VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--93.9%                                                                          (NOTE 1)
-----------  -----------------------------                                                                          ----------
 $1,500,000  Alameda Contra Costa School Finance Authority, Series A, 3.65%, 6/1/22 (a)........................     $1,500,000
    580,000  Alameda Contra Costa School Finance Authority, Series B, 3.65%, 7/1/23 (a)........................        580,000
  1,100,000  Alameda Contra Costa School Finance Authority, Series C, 3.65%, 7/1/25 (a)........................      1,100,000
  2,180,000  Alameda Contra Costa School Finance Authority, Series D, 3.65%, 7/1/18 (a)........................      2,180,000
  1,800,000  California EDA for ISO Corp., Series A, 3.70%, 4/1/08 (a).........................................      1,800,000
  1,900,000  California EDA for ISO Corp., Series B, 3.60%, 4/1/08 (a).........................................      1,900,000
  1,500,000  California RAN, 4.00%, 6/30/00....................................................................      1,505,941
  1,500,000  California School Facilities Capital Improvement Financing Projects, Series C, 3.85%,
               7/1/22(a).......................................................................................      1,500,000
  1,800,000  California School Facilities Capital Improvement Financing Projects, Series B, 3.80%,
               7/1/24(a).......................................................................................      1,800,000
  1,500,000  Contra Costa MFH, Delta Square Apartments, Project H, 3.55% 10/15/29 (a)..........................      1,500,000
  1,100,000  Fremont Public Finance Auth. for Family Resource Center, 3.65%, 8/1/28 (a)........................      1,100,000
  1,500,000  Hemet MHR for Sunwest Resort Village, 3.55%, 7/1/06 (a)...........................................      1,500,000
  1,500,000  Huntington Beach TAN, 4.25%, 10/3/00..............................................................      1,510,585
    500,000  Irvine Ranch Water District, Series B, 3.85%, 10/1/04 (a).........................................        500,000
  3,900,000  Los Angeles Community Redevelopment Agency, Baldwin Hills, 3.55% 12/1/14 (a)......................      3,900,000
  2,675,000  Los Angeles CRA for Promenade Towers, Series 1989, 3.65%, 4/1/09 (a)..............................      2,675,000
  2,400,000  Los Angeles Custodial Receipts, 3.82%, 7/1/05 (a).................................................      2,400,000
  1,420,000  Los Angeles MTA, RAW, 5.50%, 7/1/00 (b)...........................................................      1,437,117
  2,680,000  Los Angeles USD, Belmont Learning Complex-A, 3.60%, 12/1/17 (a)...................................      2,680,000
  1,200,000  Los Angeles Wastewater System, Series A, RAW, 7.00%, 2/1/20 (c)...................................      1,231,124
  3,500,000  Orange County Apartment Development Revenue Bonds, Aliso Creek Project B, 3.60%, 11/1/25 (a)......      3,500,000
    700,000  Orange County Water District, 3.55%, 8/15/15 (a)..................................................        700,000
  2,000,000  Riverside County Housing Authority MFH, Tyler Springs Apartments-C, 3.50%, 1/15/27 (a)............      2,000,000
    200,000  San Bernadino IDA for Gate City Beverage, 4.80%, 3/1/05 (a).......................................        200,000
  1,500,000  San Francisco Bay Area Rapid Transit, 3.10%, 12/8/99 (a)..........................................      1,500,000
  1,000,000  San Francisco Bay Area Rapid Transit, 3.55%, 3/8/00 (a)...........................................      1,000,000
  2,500,000  San Francisco MHR for Bayside Village, Series 85D, 3.52%, 12/1/05 (a).............................      2,500,000
  2,000,000  San Joaquin County, CP, 3.40%, 12/14/99 (a).......................................................      2,000,000
  1,920,000  San Jose Redevelopment Agency, Tax Allocation Merged Area, RAW, 4.75%, 8/1/00 (b).................      1,934,329
  1,810,000  South Orange County Public Financing Authority, GOB, 4.50%, 9/1/00 (b)............................      1,824,567
  1,000,000  Southern California Public Power Authority, RAW, 6.00%, 7/1/18 (c)................................      1,014,910
    700,000  Watereuse Finance Authority, 3.60%, 5/1/28 (a)....................................................        700,000
                                                                                                                    ----------
              TOTAL INVESTMENTS (COST $53,173,573).....................................................     93.9%      53,173,573
              OTHER ASSETS, LESS LIABILITIES...........................................................      6.1        3,464,284
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $56,637,857
                                                                                                           -----      -----------
                                                                                                           -----      -----------

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $53,173,573)....................................................   $53,173,573
Cash......................................................................................................     3,126,676
Accrued interest receivable...............................................................................       339,155
                                                                                                             -----------
    Total Assets..........................................................................................    56,639,404
                                                                                                             -----------

LIABILITIES
Other payables and accrued expenses.......................................................................         1,547
                                                                                                             -----------

NET ASSETS................................................................................................   $56,637,857
                                                                                                             -----------
                                                                                                             -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 56,637,857 SHARES
  OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.....................................................         $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--89.6%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
 $1,400,000  Connecticut DAI for Allen Group Inc., 3.75%, 2/1/13 (a)...................................               $ 1,400,000
    700,000  Connecticut DAI for Conco Medical Co. Project, Series 85, 3.80%,11/1/05 (a)...............                   700,000
  1,700,000  Connecticut DAI for General Accident Insurance Co., 3.20%, 12/1/13 (a)....................                 1,700,000
    450,500  Connecticut DAI for Regional YMCA Project, 3.75%, 6/1/08 (a)..............................                   450,500
  3,705,000  Connecticut Development Authority Health Care Revenue Bonds for Independent Living
               Project, 3.75%, 7/1/15 (a)..............................................................                 3,705,000
  1,400,000  Connecticut Development Authority PCR for Central Vermont Public Service, 3.30%,
               12/1/15(a)..............................................................................                 1,400,000
  1,500,000  Connecticut HEFA for Bradley Health Care, Series B, 3.50%, 7/1/29 (a).....................                 1,500,000
  1,405,000  Connecticut HEFA for Charlotte Hospital, Series C, 3.70%, 7/1/13 (a)......................                 1,405,000
  2,200,000  Connecticut HEFA for Housing Mortgage Finance Program, Series G, 3.75%, 5/15/18 (a).......                 2,200,000
    350,000  Connecticut HEFA for Kingswood Oxford School Issue, Series A, 3.75%, 2/1/09 (a)...........                   350,000
  1,100,000  Connecticut HEFA for Pomfret School Issue, Series A, 3.90%, 7/1/24 (a)....................                 1,100,000
    950,000  Connecticut HEFA for Sharon Hospital, Series A, 3.75%, 7/1/27 (a).........................                   950,000
  2,000,000  Connecticut HEFA for Yale University, Series U, 3.85%, 7/1/33 (a).........................                 2,000,000
  1,500,000  Connecticut Special Asmt. Unemployment Comp. RAW, Series C, 3.38%, 11/15/01 (b)...........                 1,500,000
  2,010,000  Connecticut Special Tax Obligation RAW, Series C, 6.80%, 12/1/09 (c)......................                 2,050,200
  4,280,000  Connecticut State GOB, Series B, 3.70%, 5/15/14 (a).......................................                 4,280,000
  2,300,000  Connecticut State HEFA for St. Raphael, Series J, 3.60%, 7/1/22 (a).......................                 2,300,000
    800,000  Connecticut State HEFA for Stamford Hospital, Series H, 3.60%, 7/1/24 (a).................                   800,000
  4,770,000  Connecticut State Special Tax Transportation Infrastructure Second Lien Revenue Bonds,
              3.80%, 12/1/10 (a).......................................................................                 4,770,000
  2,300,000  Hartford Redev. Agency MHR for Underwood Towers Project, 3.80%, 6/1/20 (a)................                 2,300,000
  3,000,000  New Britain BAN, 3.15%, 4/12/00...........................................................                 3,001,366
  1,600,000  Puerto Rico Electric Power Authority, 3.65%, 7/1/22 (a)...................................                 1,600,000
    200,000  Puerto Rico Highway & Transportation, Series A, 3.65%, 7/1/28 (a).........................                   200,000
  1,200,000  Puerto Rico Ind. Med. & Envir. RAW for Reynolds Metals, 3.50, 9/1/13 (b)..................                 1,200,000
    500,000  Shelton, Connecticut HFA for Crosby Commons Project, 3.75%, 1/1/31 (a)....................                   500,000
  3,000,000  South Windsor, BAN, 2.89%, 3/22/00........................................................                 3,000,129
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $46,362,195)......................................................     89.6%      46,362,195
             OTHER ASSETS, LESS LIABILITIES............................................................     10.4        5,386,203
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $51,748,398..
                                                                                                           -----      -----------
                                                                                                           -----      -----------

                         STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $46,362,195)....................................               $46,362,195
             Cash......................................................................................                 5,029,836
             Accrued interest receivable...............................................................                   357,783
                                                                                                                      -----------
             Total Assets..............................................................................                51,749,814
                                                                                                                      -----------
             LIABILITIES
             Other payables and accrued expenses.......................................................                     1,416
                                                                                                                      -----------
             NET ASSETS................................................................................               $51,748,398
                                                                                                                      -----------
                                                                                                                      -----------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 51,748,398 SHARES OF BENEFICIAL
              INTEREST,
              $.001 PAR VALUE OUTSTANDING.......................................................................
                                                                                                                            $1.00

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--95.8%                                     (NOTE 1)
------------  -----------------------------                                    -----------

              FLORIDA--46.8%
   $ 925,000  Brevard County MHR for Malabar Lakes Proj., 3.85%, 12/1/10       $   925,000
               (a).......................................................
     800,000  Broward MHR for Welleby Apt. Project, Series 1984, 3.65%,            800,000
               12/1/06 (a)...............................................
     400,000  Dade HFAR Rev. Bonds for Miami Children's Hospital, 4.10%,           400,000
               9/1/25 (a)................................................
      95,000  Dade IDA for Aviation Authority Facilities, Series 84A,               95,000
               3.75%, 10/1/09 (a)........................................
     900,000  Dade IDA for Dolphin Stadium Project, Series C, 3.80%,               900,000
               1/1/16 (a)................................................
     400,000  Florida Local Gov Auth for Lake Wales Medical Center,                400,000
               Series A, 4.05%, 3/1/15 (a)...............................
     840,000  Florida Municipal Power Agency, COP, 3.70%, 3/9/00 (b).....          840,000
     225,000  Gulf Breeze IDA Revenue Bonds, Series 85, 3.85%, 12/1/15
               (a).......................................................          225,000
     300,000  Hillsborough County IDA PCR for Gannon Coal, 3.80%, 5/15/18
               (a).......................................................          300,000
   1,000,000  Orange HFAR for Adventist Health System, 3.70%, 11/15/14
               (a).......................................................        1,000,000
     500,000  Palm Beach PCR for Water and Sewer Project, 3.70%, 10/1/11
               (a).......................................................          500,000
     400,000  Pinnellas County--Chi Chi Rodriguez Foundation, 3.95%,
               8/1/16 (a)................................................          400,000
     500,000  Pinnellas School District, TAN, 4.25%, 6/30/00.............          501,692
     200,000  Port St. Lucie PCR for Florida Power and Light, 3.70%,
               1/1/11 (a)................................................          200,000
     590,000  Port St. Lucie PCR for Florida Power and Light, 3.70%,
               1/1/26 (a)................................................          590,000
     400,000  Port St. Lucie PCR for Florida Power and Light, 3.80%,
               3/1/27 (a)................................................          400,000
     700,000  Sarasota Bay Village Project, 3.95%, 12/1/23 (a)...........          700,000
     200,000  Tampa Occupational License Tax Bonds, 3.75%, 5/1/27 (a)....          200,000
                                                                               -----------
                                                                                 9,376,692
              ALABAMA--2.5%
     500,000  Montgomery Special Care Facilities Hospital VHA, Series H,
               3.95%, 12/1/30 (a)........................................          500,000
                                                                               -----------

              ARIZONA--6.5%
     300,000  Apache IDA for Tucson Electric Power Company, Series, 83A,
               3.90%, 12/15/18 (a).......................................          300,000
     500,000  Apache IDA for Tucson Electric Power Company, Series, 83B,
               3.95%, 12/15/18 (a).......................................          500,000
     500,000  Apache IDA for Tucson Electric Power Company, 4.00%,
               12/1/20 (a)...............................................          500,000
                                                                               -----------
                                                                                 1,300,000
              DISTRICT OF COLUMBIA--4.5%
     900,000  Washington, D.C., George Washington University, 3.90%,
               3/1/06 (a)................................................          900,000
                                                                               -----------

              GEORGIA--4.5%
     900,000  Clayton Housing Authority MFH for Welleby Apartments
               Project, 3.975%, 5/1/06 (a)...............................          900,000
                                                                               -----------

              ILLINOIS--7.5%
     900,000  Illinois Dev. Fin. Auth. PCR for Commonwealth Edison,
               Series C, 3.90%, 3/1/09 (a)...............................          900,000
     400,000  Illinois HFA for Southern Illinois Healthcare, Series B,
               3.85%, 3/1/21 (a).........................................          400,000
     200,000  Naperville Heritage YMCA Group, 3.80%, 12/1/29 (a).........          200,000
                                                                               -----------
                                                                                 1,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
      STATEMENT OF NET ASSETS--NOVEMBER 30, 1999 (UNAUDITED)--(CONTINUED)

 PRINCIPAL                                                                        VALUE
   AMOUNT     TAX-EXEMPT OBLIGATIONS--95.8%--(CONTINUED)                        (NOTE 1)
------------  ------------------------------------------                       -----------
              MARYLAND--4.5%
   $ 900,000  Baltimore IDA for Cap. Acquisition, 3.90%, 8/1/16 (a)......      $   900,000
                                                                               -----------
              NEW JERSEY--2.0%
     400,000  New Jersey EDA for Volvo of American Corp., 4.07%, 12/1/04
               (a).......................................................          400,000
                                                                               -----------
              NEW YORK--3.0%
     500,000  New York City GOB, Series B, 4.00%, 10/1/20 (a)............          500,000
     100,000  New York City GOB, Series B5, 3.65%, 8/15/09 (a)...........          100,000
                                                                               -----------
                                                                                   600,000
              OHIO--4.0%
     800,000  Franklin County for US Health Corp., Series A, 3.90%,
               12/1/21 (a)...............................................          800,000
                                                                               -----------
              PENNSYLVANIA--3.5%
     700,000  Delaware Valley Fin. Authority Rev. Bonds, Series 85B,
               3.80%, 12/1/20 (a)........................................          700,000
                                                                               -----------
              TEXAS--4.0%
     800,000  Harris County HCF for Greater Houston Project, 3.90%,
               11/1/25 (a)...............................................          800,000
                                                                               -----------
              WISCONSIN--2.5%
     500,000  Green Bay IDA for St. Mary's Holdings, Inc., 4.00%,
               11/1/00(a).......................................                   500,000
                                                                               -----------

              TOTAL INVESTMENTS (COST $19,176,692)..............     95.8%      19,176,692
              OTHER ASSETS, LESS LIABILITIES....................      4.2          850,787
                                                                    -----      -----------
              NET ASSETS........................................    100.0%     $20,027,479
                                                                    =====      ===========

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
              SHARE BASED ON 20,027,479 SHARES
               OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING..                 $1.00
                                                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                              VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--93.7%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            ----------
   $495,000  Dartmouth GOB, 6.50%, 8/1/00 (b)..........................................................               $   503,188
    500,000  Massachusetts DFA for New Bedford Whaling Museum, 3.80%, 9/1/29 (a).......................                   500,000
    500,000  Massachusetts HEFA for Capital Asset Program, 3.55%, 1/1/01 (a)...........................                   500,000
    300,000  Massachusetts HEFA for Harvard University, Series Q, 3.71%, 9/1/40 (a)....................                   300,000
    500,000  Massachusetts HEFA for Partnership Healthcare System, 3.85%, 7/1/27 (a)...................                   500,000
    200,000  Massachusetts HEFA Capital Assist, Series D, 3.80%, 1/1/35 (a)............................                   200,000
    300,000  Massachusetts HEFA for Berklee College of Music, 3.80%, 10/1/27 (a).......................                   300,000
    500,000  Massachusetts HEFA for Boston University, COP, 3.75% 12/1/15 (b)..........................                   500,000
    485,000  Massachusetts HEFA for Endicott College, Series B, 3.80%, 10/1/18 (a).....................                   485,000
     95,000  Massachusetts HEFA for Harvard University, 3.71%, 8/1/17 (a)..............................                    95,000
    400,000  Massachusetts HEFA for Wellesley College, Series B, 3.60%, 7/1/39 (a).....................                   400,000
  1,000,000  Massachusetts Housing Fin. Agency for Multifamily Housing, 3.75%, 1/15/10 (a).............                 1,000,000
    300,000  Massachusetts IDA for KRH Rolls Project, Series 1988, 4.25%, 5/1/06 (a)...................                   300,000
    500,000  Massachusetts IFA for Governor Dummer Academy, 3.75%, 7/1/26 (a)..........................                   500,000
    300,000  Massachusetts IFA for Holyoke Water Power Project, 3.65%, 5/1/22 (a)......................                   300,000
    140,000  Massachusetts IFA for Quemco, Series B, 3.85%, 9/1/01 (a).................................                   140,000
    500,000  Massachusetts Water Resource Authority, Series A, 3.80%, 11/1/26 (a)......................                   500,000
    300,000  Massachusetts Water Resource Authority, 3.80%, 4/1/28 (a).................................                   300,000
  1,500,000  Triton Regional School District, BAN, 3.50%, 4/12/00......................................                 1,501,846
    400,000  Watertown BAN, 4.25%, 11/16/00............................................................                   401,400
    781,000  Westwood GOB, 4.00%, 12/15/99.............................................................                   781,266
                                                                                                                      -----------

              TOTAL INVESTMENTS (COST $10,007,700).....................................................     93.7%      10,007,700
              OTHER ASSETS, LESS LIABILITIES...........................................................      6.3          674,382
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $10,682,082
                                                                                                           =====      ===========

                      STATEMENT OF ASSETS AND LIABILIITIES
                         NOVEMBER 30, 1999 (UNAUDITED)

              ASSETS
              Investments in securities, at value (cost $10,007,700)..................................                $10,007,700
              Cash....................................................................................                  1,096,346
              Accrued interest receivable.............................................................                     82,681
                                                                                                                      -----------
              Total Assets............................................................................                 11,186,727
                                                                                                                      -----------
              LIABILITIES
              Other payables and accrued expenses.....................................................                    504,645
                                                                                                                      -----------
              NET ASSETS..............................................................................                $10,682,082
                                                                                                                      ===========

              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 10,682,082 SHARES OF
               BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING............................................................
                                                                                                                            $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--56.0%                                                                              (NOTE 1)
-----------  -----------------------------                                                                             ----------
   $100,000  Bruce Catholic Health Initiatives, 3.90%, 5/1/18 (a).....................................                $   100,000
    100,000  Delta EDC for Mead-Escanaba Paper Series E, 3.75%, 12/1/23 (a)...........................                    100,000
     95,000  Garden City Hospital Finance Authority, 3.90%, 9/1/26 (a)................................                     95,000
    100,000  Grand Rapids Water Supply System, 3.80%, 1/1/20 (a)......................................                    100,000
    100,000  Jackson EDC for Thrifty Leoni Inc. Project, 3.975%, 12/1/14 (a)..........................                    100,000
    100,000  Michigan Hospital Finance Authority St. Mary Hospital of Livonia, 3.90%, 7/1/17 (a)......                    100,000
    100,000  Michigan Housing Development Authority Harbortown Ltd., 3.975%, 6/1/04 (a)...............                    100,000
    100,000  Michigan Housing Development Authority for Fairlane Meadow, 3.90%, 12/1/07 (a)...........                    100,000
    100,000  Michigan Job Development Authority for Gordon Food Service, 3.85%, 8/1/15 (a)............                    100,000
    100,000  Michigan Strategic Fund for Allen Group Inc., 3.90%, 11/1/25 (a).........................                    100,000
    100,000  Michigan Strategic Fund for Detroit Edison, Series 95C, 3.80%, 9/1/30(a).................                    100,000
    100,000  Royal Oak HFA for William Beaumont Hospital, Series L, 3.75%, 1/1/27 (a).................                    100,000
                                                                                                                      -----------
              TOTAL INVESTMENTS (COST $1,195,000).....................................................      56.0%       1,195,000
              OTHER ASSETS, LESS LIABILITIES..........................................................      44.0          939,431
                                                                                                           -----      -----------
              NET ASSETS..............................................................................     100.0%     $ 2,134,431
                                                                                                           =====      ===========


                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1999 (UNAUDITED)

              ASSETS
              Investment in securities, at value (cost $1,195,000)....................................                $ 1,195,000
              Cash....................................................................................                    933,696
              Accrued Interest Receivable                                                                                   5,793
                                                                                                                      -----------
              Total Assets............................................................................                  2,134,489
              LIABILITIES
              Other payables and accrued expenses.....................................................                         58
                                                                                                                      -----------
              NET ASSETS..............................................................................                $ 2,134,431
                                                                                                                      ===========

              NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 2,134,431 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.......................................                      $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                              VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--88.6%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            ----------
   $700,000  Atlantic City Pooled Loan Program, 3.70%, 7/1/26 (a)......................................               $   700,000
    500,000  Bergen County GOB, 4.50%, 7/15/00.........................................................                   502,253
  1,800,000  Camden Improvement Authority Pooled Government Loan Program, 3.75%, 6/1/29 (a)............                 1,800,000
    500,000  Essex County Improvement Authority, 3.75%, 12/01/25 (a)...................................                   500,000
  1,400,000  Essex Improvement Authority for the Children's Institute, 3.80%, 2/1/20 (a)...............                 1,400,000
  2,073,340  Fairfield BAN, 3.25%, 1/26/00.............................................................                 2,073,632
  1,500,000  Freehold Township BAN, 4.25%, 11/10/00....................................................                 1,506,128
    200,000  Monmouth Improvement Authority Pooled Government Loan Program, 3.55%, 8/1/16 (a)..........                   200,000
    400,000  New Jersey EDA for 400 Int'l. DR Partners, 3.30%, 9/1/05 (a)..............................                   400,000
  1,800,000  New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65%, 12/1/27 (a).................                 1,800,000
    680,000  New Jersey EDA for Economic Growth Bond, Series F, 3.80%, 8/1/14 (a)......................                   680,000
  1,100,000  New Jersey EDA for Foreign Trade Zone, 3.65%, 12/1/07 (a).................................                 1,100,000
    500,000  New Jersey EDA for NJ Natural Gas Co. Project, 3.65%, 1/1/28 (a)..........................                   500,000
    800,000  New Jersey EDA for RJB Assoc. Project, 3.80%, 8/1/08 (a)..................................                   800,000
    900,000  New Jersey EDA for St. James Preparatory School, 3.75%, 12/1/27 (a).......................                   900,000
  1,005,000  New Jersey EDA for St. Peters School, Series 1995, 3.80%, 1/1/10 (a)......................                 1,005,000
    300,000  New Jersey EDA for Stolthaven Proj., Series A, 3.75%, 1/15/18 (a).........................                   300,000
    400,000  New Jersey EDA for Trailer Marine Corps Project, 3.60%, 2/1/02 (a)........................                   400,000
  3,700,000  New Jersey EDA for Volvo of American Corp., 4.07%, 12/1/04 (a)............................                 3,700,000
    850,000  New Jersey EDA, Series CC, 3.75%, 12/1/09 (a).............................................                   850,000
  1,000,000  New Jersey EFA for College of NJ, Series A, 3.75%, 7/1/29 (a).............................                 1,000,000
  1,200,000  New Jersey EFA for Higher Education, Series A, 5.125%, 9/1/00 (b).........................                 1,212,893
    400,000  New Jersey HCF Hospital Capital Asset, Series C, 3.65%, 7/1/35 (a)........................                   400,000
  1,810,000  New Jersey Sports Expo Authority, Series 92C, 3.85%, 9/01/24 (a)..........................                 1,810,000
  2,150,000  New Jersey Transportation, Series A, GOB, 6.00%, 6/15/00 (c)..............................                 2,176,645
  3,400,000  New Jersey Turnpike Authority General, Series 91D, 3.65%, 1/1/18 (a)......................                 3,400,000
  1,900,000  Port Authority NY and NJ, Liq. Facility, Series 5, 3.65%, 8/1/24 (a)......................                 1,900,000
  1,000,000  Port Authority NY and NJ, Series 2, 3.75%, 5/1/19 (a).....................................                 1,000,000
    500,000  Somerset County GOB, 4.70%, 9/1/00........................................................                   503,373
  1,000,000  Vernon Board of Education Temporary Note, 3.20%, 12/3/99..................................                 1,000,006
                                                                                                                      -----------

              TOTAL INVESTMENTS (COST $35,519,930).....................................................     88.6%      35,519,930
              OTHER ASSETS, LESS LIABILITIES...........................................................     11.4        4,561,101
                                                                                                           -----      -----------
              NET ASSETS...............................................................................    100.0%     $40,081,031
                                                                                                           =====      ===========


                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1999 (UNAUDITED)

              ASSETS
              Investments in securities, at value (cost $35,519,930)...................................               $35,519,930
              Cash.....................................................................................                 4,247,816
              Accrued Interest receivable..............................................................                   314,458
                                                                                                                      -----------
              Total Assets.............................................................................                40,082,204
                                                                                                                      -----------
              LIABILITIES
              Other payables and accrued expenses......................................................                     1,173
                                                                                                                      -----------
              NET ASSETS...............................................................................               $40,081,031
                                                                                                                      -----------
                                                                                                                      -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 40,081,031 SHARES OF
               BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING........................................                     $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--50.7%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
   $ 90,000  Cuyahoga HFA for Cleveland Clinic, Series A, 3.90%, 1/1/16 (a)............................               $    90,000
    100,000  Cuyahoga IDA for Allen Group Project, 3.80%, 12/1/15 (a)..................................                   100,000
    100,000  Franklin County Hosp. Revenue for US Health Corp., Series 96A, 3.90%, 12/1/21 (a).........                   100,000
    100,000  Franklin County Industrial Development Refunding Revenue Bonds for Kinder-Care Learning
              Centers Project, Series A, 4.00%, 6/1/02 (a).............................................                   100,000
    100,000  Lucas County EDA for Lutheran Home Society Project, 3.85%, 11/1/19 (a)....................                   100,000
    100,000  Ohio State Air Quality Dev. Auth. for Cincinnati Gas & Elec., 3.60%, 9/1/30 (a)...........                   100,000
    100,000  Ohio State Air Quality Dev. Auth. for Mead Corp., 3.60%, 10/1/01 (a)......................                   100,000
    100,000  Ohio State Air Quality, Series A, 3.95%, 12/1/15 (a)......................................                   100,000
    100,000  Ottawa County, HFR for Luther Home of Mercy, 3.95%, 10/1/17 (a)...........................                   100,000
    100,000  Port Authority of Cincinnati and Hamilton Counties for Kenwood Office Association, 3.95%,
              9/1/25 (a)...............................................................................                   100,000
    100,000  Puerto Rico Electric Power Authority, Series SGA 43, 3.65%, 7/1/2 (a).....................                   100,000
    100,000  Sharonville IDA for Edgecomb Metals Inc., 3.90%, 11/1/09 (a)..............................                   100,000
                                                                                                                      -----------

             TOTAL INVESTMENTS (COST $1,190,000).......................................................     50.7%       1,190,000
             OTHER ASSETS, LESS LIABILITIES............................................................     49.3        1,158,284
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $ 2,348,284
                                                                                                           =====      ===========


                                          ------------------------------------------

                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $1,190,000).....................................               $ 1,190,000
             Cash......................................................................................                 1,153,805
             Accrued interest receivable...............................................................                     4,543
                                                                                                                      -----------
             Total Assets..............................................................................                 2,348,348
                                                                                                                      -----------
             LIABILITIES
             Other payables and accrued expenses.......................................................                        64
                                                                                                                      -----------
             NET ASSETS................................................................................               $ 2,348,284
                                                                                                                      ===========
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 2,348,284 SHARES OF
              BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.........................................                     $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL                                                                                                               VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--74.8%                                                                             (NOTE 1)
-----------  -----------------------------                                                                            -----------
 $1,200,000  Allegheny HAD for Allegheny Hosp., Series B, 4.85%, 9/1/10 (a)............................               $ 1,200,000
    200,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 4.85%, 9/1/20 (a)...............                   200,000
    600,000  Allegheny Hosp. Dev. Auth. for Allegheny Hosp., Series B, 3.85% 11/1/27 (a)...............                   600,000
    500,000  Allegheny GOB Series C38, 6.10%, 9/1/00 (b)...............................................                   508,202
    500,000  Allegheny Hosp. Dev. Auth., Childrens' Hosp. Pitt., Series B, 4.00%, 12/1/15 (a)..........                   500,000
    600,000  Allegheny University of Pittsburgh Project, Series 85, 3.75%, 7/1/15 (a)..................                   600,000
    200,000  Allegheny IDA for Longwood at Oakmont, 3.70%, 7/1/27 (a)..................................                   200,000
    400,000  Allegheny IDA for Environmental Improvements, 3.85% 12/1/32 (a)...........................                   400,000
  1,000,000  Beaver IDA, Ohio Edison Co., RAW, 3.10%, 10/1/23 (b)......................................                 1,000,000
    600,000  Beaver PCR, COP, 3.90%, 8/1/25 (b)........................................................                   600,000
    630,000  Bucks IDA for Edgecomb Metals Co., 3.90%, 10/1/09 (a).....................................                   630,000
    100,000  Chartier Valley IDA Bonds for 1133 Penn Ave. Associates Project, Series A, 4.00%, 8/1/07
              (a)......................................................................................                   100,000
    600,000  Dallastown Area School District GOB, 3.95%, 2/1/18 (a)....................................                   600,000
    600,000  Delaware Valley Regional Finance Authority, Series 85, 3.80%, 12/1/20 (a).................                   600,000
     15,000  Lehigh IDA for Allentown Airport, 3.95%, 12/1/05 (a)......................................                    15,000
    400,000  Mercersburg General Purpose Authority, 3.95%, 11/1/27 (a).................................                   400,000
  1,000,000  Montgomery County COP, 3.40%, 12/15/99 (b)................................................                 1,000,000
    500,000  Pennsylvania Turnpike Authority, RAW, 7.50%, 12/1/19 (c)..................................                   510,000
    200,000  Philadelphia Gas, RAW, 4.25%, 8/1/00 (b)..................................................                   200,447
    500,000  Philadelphia MHR for Harbor View Tower Project, 4.00%, 11/1/27 (a)........................                   500,000
    500,000  Washington Authority for Higher Education Pooled Equipment Lease, 3.90%, 11/1/05 (a)......                   500,000
    300,000  York for Philadelphia Electric Corp., 3.65%, 8/1/16 (a)...................................                   300,000
    500,000  York IDA Pollution Control for Public Service Electric & Gas, Series A, 3.85%, 9/1/20 (a).                   500,000
    100,000  York County General Auth. For Pooled Financing Prog., 3.95%, 9/1/26 (a)...................                   100,000
                                                                                                                      -----------
             TOTAL INVESTMENTS (COST $11,763,649)......................................................     74.8%      11,763,649
             OTHER ASSETS, LESS LIABILITIES............................................................     25.2        3,954,588
                                                                                                           -----      -----------
             NET ASSETS................................................................................    100.0%     $15,718,237
                                                                                                           =====      ===========


                               STATEMENT OF ASSETS AND LIABILITIES--NOVEMBER 30, 1999 (UNAUDITED)
             ASSETS
             Investments in securities, at value (cost $11,763,649)....................................               $11,763,649
             Cash......................................................................................                 3,873,752
             Accrued interest receivable...............................................................                    82,947
                                                                                                                      -----------
             Total Assets..............................................................................                15,720,348
                                                                                                                      -----------
             LIABILITIES
             Other payables and accrued expenses.......................................................                     2,111
                                                                                                                      -----------
             NET ASSETS................................................................................               $15,718,237
                                                                                                                      ===========

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE, BASED ON 15,718,237 SHARES OF
              BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING.........................................                     $1.00
                                                                                                                            =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          SECURITY TYPE ABBREVIATIONS:

BAN       --      Bond Anticipation Notes
COP       --      Certificate of Participation
CRA       --      Community Redevelopment Agency
DAI       --      Development Authority Industrial Development
                  Refunding Bonds
DFA       --      Development Finance Agency
EDA       --      Economic Development Authority Revenue Bonds
EDC       --      Economic Development Corporation
EFA       --      Education Facilities Authority
GOB       --      General Obligation Bonds
HCF       --      Health Care Facilities Revenue Bonds
HDC       --      Housing Development Corporation Bonds
HEF       --      Health and Educational Facilities Revenue Bonds
HEFA      --      Health & Education Facilities Authority
HFA       --      Housing Finance Authority
HFAR      --      Health Facilities Authority Revenue
HFR       --      Housing Finance Revenue Bonds
IDA       --      Industrial Development Authority Revenue Bonds
IDR       --      Industrial Development Agency Revenue Bonds
IFA       --      Industrial Finance Authority
MFH       --      Multifamily Housing
MHR       --      Multifamily Housing Revenue Bonds
PCR       --      Pollution Control Revenue Bonds
RAN       --      Revenue Anticipation Notes
RAW       --      Revenue Anticipation Warrants
TAN       --      Tax Anticipation Notes

---------------

(a) The interest rates, as reported on May 31, 1999, are subject to change periodically. Securities payable on demand, are collateralized by bank letters of credit or other credit agreements.

(b) Securities are collateralized by bank letters of credit or other credit agreements.

(c) Securities are collateralized by U.S. Government Obligations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 1999 (UNAUDITED)

                                            RESERVE NEW YORK                    RESERVE TAX-EXEMPT TRUST
                                            TAX-EXEMPT TRUST    ---------------------------------------------------------
                                            ----------------    CALIFORNIA II    CONNECTICUT    FLORIDA     MASSACHUSETTS
                                            NEW YORK FUND          FUND*            FUND          FUND         FUND
                                            ----------------    -------------    -----------    --------    -------------
INTEREST INCOME (Note 1).................      $2,885,594        $   574,292     $  769,627     $357,614      $ 180,968
                                               ----------        -----------     ----------     --------      ---------
EXPENSES (Note 2)
  Comprehensive management fee...........         675,725            138,624        184,989       77,239         42,451
  Distribution (12b-1) Fees..............         217,065             28,656         59,572       29,447         14,376
  Tax expense............................             674                 --            674          674            674
                                               ----------        -----------     ----------     --------      ---------
    Total Expenses.......................         893,464            167,280        245,235      107,360         57,501
                                               ----------        -----------     ----------     --------      ---------
NET INVESTMENT INCOME....................      $1,992,130        $   407,012     $  524,392     $250,254      $ 123,467
                                               ==========        ===========     ==========     ========      =========

                                                                             RESERVE TAX-EXEMPT TRUST
                                                            -----------------------------------------------------------
                                                              MICHIGAN          NEW JERSEY      OHIO      PENNSYLVANIA
                                                                FUND               FUND         FUND         FUND
                                                            ----------------    ----------     -------    -------------
INTEREST INCOME (Note 1).................                       $ 20,040        $  634,730     $19,842      $ 283,015
                                                                --------        ----------     -------      ---------
EXPENSES (Note 2)
  Comprehensive management fee...........                          4,947           160,529       4,710         63,887
  Distribution (12b-1) Fees..............                          1,237            48,554       1,517         20,459
  Tax expense............................                             --               674          --            674
                                                                --------        ----------     -------      ---------
    Total Expenses.......................                          6,184           209,757       6,227         85,020
                                                                --------        ----------     -------      ---------
NET INVESTMENT INCOME....................                       $ 13,856        $  424,973     $13,615      $ 197,995
                                                                ========        ==========     =======      =========

---------------

* For the period July 2, 1999 (Commencement of Operations) to November 30, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                 RESERVE TAX-EXEMPT
                                                                                       TRUST
                                           RESERVE NEW YORK TAX-EXEMPT TRUST     ------------------
                                          -----------------------------------
                                                                                 CALIFORNIA II FUND
                                                     NEW YORK FUND               ------------------
                                          -----------------------------------     FOR THE PERIOD
                                           SIX MONTHS                              JULY 2, 1999
                                              ENDED                              (COMMENCEMENT OF
                                          NOVEMBER 30,           YEAR ENDED       OPERATIONS) TO
                                              1999              MAY 31, 1999     NOVEMBER 30, 1999
                                          -------------         -------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:

    Net investment income..............   $   1,992,130         $   4,121,961      $      407,012
                                          -------------         -------------      --------------

  DIVIDENDS PAID TO SHAREHOLDERS FROM:

    Net investment income (Note 1).....      (1,992,130)           (4,121,961)           (407,012)
                                          -------------         -------------      --------------

  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1.00 per
      share):

    Net proceeds from sale of shares...     325,450,929           727,809,717         183,550,732

    Dividends reinvested...............       1,992,130             4,121,961             407,012

    Cost of shares redeemed............    (335,735,563)         (717,162,559)       (127,319,887)
                                          -------------         -------------      --------------

  Net increase (decrease) in net assets
    derived from capital share
    transactions and from investment
    operations.........................      (8,292,504)           14,769,119          56,637,857

  NET ASSETS:

    Beginning of period................     185,981,358           171,212,239                  --
                                          -------------         -------------      --------------

    End of period......................   $ 177,688,854         $ 185,981,358      $   56,637,857
                                          =============         =============      ==============


                                                CONNECTICUT FUND
                                         -------------------------------
                                           SIX MONTHS
                                         ENDED NOVEMBER     YEAR ENDED
                                            30, 1999       MAY 31, 1999
                                         ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
  INVESTMENT OPERATIONS:
    Net investment income..............  $       524,392   $   1,006,967
                                         ---------------   -------------
  DIVIDENDS PAID TO SHAREHOLDERS FROM:
    Net investment income (Note 1).....         (524,392)     (1,006,967)
                                         ---------------   -------------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1.00 per
      share):
    Net proceeds from sale of shares...       44,670,085     169,702,015
    Dividends reinvested...............          524,392       1,006,967
    Cost of shares redeemed............      (48,884,757)   (152,056,981)
                                         ---------------   -------------
  Net increase (decrease) in net assets
    derived from capital share
    transactions and from investment
    operations.........................       (3,690,280)     18,652,001
  NET ASSETS:
    Beginning of period................       55,438,678      36,786,677
                                         ---------------   -------------
    End of period......................  $    51,748,398   $  55,438,678
                                         ===============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    RESERVE TAX-EXEMPT TRUST
                                                ----------------------------------------------------------------
                                                         FLORIDA FUND                   MASSACHUSETTS FUND
                                                ------------------------------     -----------------------------
                                                 SIX MONTHS                         SIX MONTHS
                                                    ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,
                                                    1999              1999             1999             1999
                                                ------------      ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income....................    $    250,254      $    509,841     $   123,467      $    569,377
                                                ------------      ------------     -----------      ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)...........        (250,254)         (509,841)       (123,467)         (569,377)
                                                ------------      ------------     -----------      ------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares.........      65,884,440       141,741,605      22,980,863        76,638,806
   Dividends reinvested.....................         250,254           509,841         123,467           569,377
   Cost of shares redeemed..................     (68,737,305)     (130,438,595)    (32,350,539)      (82,662,880)
                                                ------------      ------------     -----------      ------------
 Net increase (decrease) in net assets
   derived from capital share transactions
   and from investment operations...........      (2,602,611)       11,812,851      (9,246,209)       (5,454,697)
NET ASSETS:
 Beginning of period........................      22,630,090        10,817,239      19,928,291        25,382,988
                                                ------------      ------------     -----------      ------------
 End of period..............................    $ 20,027,479      $ 22,630,090     $10,682,082      $ 19,928,291
                                                ============      ============     ===========      ============


                                                        MICHIGAN FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                                NOVEMBER 30,         MAY 31,
                                                    1999             1999 (A)
                                              ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income....................  $         13,856     $     14,305
                                              ----------------     ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)...........           (13,856)         (14,305)
                                              ----------------     ------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares.........         3,752,586        2,100,000
   Dividends reinvested.....................            13,856           14,305
   Cost of shares redeemed..................        (2,846,316)        (900,000)
                                              ----------------     ------------
 Net increase (decrease) in net assets
   derived from capital share transactions
   and from investment operations...........           920,126        1,214,305
NET ASSETS:
 Beginning of period........................         1,214,305               --
                                              ----------------     ------------
 End of period..............................  $      2,134,431     $  1,214,305
                                              ================     ============


                                                                    RESERVE TAX-EXEMPT TRUST
                                                ----------------------------------------------------------------
                                                       NEW JERSEY FUND                       OHIO FUND
                                                ------------------------------     -----------------------------
                                                 SIX MONTHS                         SIX MONTHS
                                                    ENDED          YEAR ENDED         ENDED          YEAR ENDED
                                                NOVEMBER 30,        MAY 31,        NOVEMBER 30,       MAY 31,
                                                    1999              1999             1999             1999
                                                ------------      ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income....................    $    424,973      $    978,333     $    13,615      $     41,205
                                                ------------      ------------     -----------      ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)...........        (424,973)         (978,333)        (13,615)          (41,205)
                                                ------------      ------------     -----------      ------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares.........      90,798,787       223,758,247       4,412,369         2,750,308
   Dividends reinvested.....................         424,973           978,333          13,615            41,205
   Cost of shares redeemed..................     (92,459,225)     (221,020,524)     (3,300,186)       (4,075,632)
                                                ------------      ------------     -----------      ------------
 Net increase (decrease) in net assets
   derived from capital share transactions
   and from investment operations...........      (1,235,465)        3,716,056       1,125,798        (1,284,119)
NET ASSETS:
   Beginning of period......................      41,316,496        37,600,440       1,222,486         2,506,605
                                                ------------      ------------     -----------      ------------
   End of period............................    $ 40,081,031      $ 41,316,496     $ 2,348,284      $  1,222,486
                                                ============      ============     ===========      ============


                                                      PENNSYLVANIA FUND
                                              ---------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED
                                                NOVEMBER 30,         MAY 31,
                                                    1999               1999
                                              ----------------     ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM INVESTMENT OPERATIONS:
   Net investment income....................  $        197,995     $    428,975
                                              ----------------     ------------
 DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)...........          (197,995)        (428,975)
                                              ----------------     ------------
 FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Net proceeds from sale of shares.........        29,384,987       79,111,957
   Dividends reinvested.....................           197,995          428,975
   Cost of shares redeemed..................       (30,814,034)     (75,778,781)
                                              ----------------     ------------
 Net increase (decrease) in net assets
   derived from capital share transactions
   and from investment operations...........        (1,231,052)       3,762,151
NET ASSETS:
   Beginning of period......................        16,949,289       13,187,138
                                              ----------------     ------------
   End of period............................  $     15,718,237     $ 16,949,289
                                              ================     ============

------------------

(a) For the period December 14, 1998 (Commencement of Operations) to May 31,
    1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as nondiversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

      A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 1999, Reserve Tax-Exempt Trust shares are divided into nine series: California II, Connecticut, Florida, Interstate, Massachusetts, Michigan, New Jersey, Ohio and Pennsylvania Tax-Exempt Funds (collectively the "Funds"). These financial statements and notes apply to Reserve New York Tax-Exempt Trust and to the Reserve Tax-Exempt Trust except for Interstate Tax-Exempt Funds.

      B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. Pursuant to Rule 2a-7, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of principal amount of the instrument; and for variable rate instruments the longer of (1) above or, (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

      E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations of each Fund, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI receives a management fee from each Fund, except Michigan, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% in excess of $2 billion of average daily net assets. Effective June 26, 1999, Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

      For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

      DISTRIBUTION ASSISTANCE:

      Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

(3)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)   INVESTMENT CONCENTRATION:

      The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 1999, the percentage invested in such obligations amounted to:

New York          97%           Michigan         100%
California II     90%           New Jersey        78%
Connecticut       79%           Ohio             100%
Florida           97%           Pennsylvania     100%
Massachusetts     69%

(5)   COMPONENTS OF NET ASSETS

      At November 30, 1999, the components of each Fund's net assets was as follows:


                                         NEW YORK        CALIFORNIA II    CONNECTICUT       FLORIDA         MASSACHUSETTS
                                         ----------      -------------    ------------     ----------      --------------
      Par Value.......................   $    177,689     $     56,638     $     51,748     $     20,027     $      10,682
      Paid-in-Capital.................    177,511,165       56,581,219       51,696,650       20,007,452        10,671,400
                                         ------------     ------------     ------------     ------------     -------------
      Net Assets......................   $177,688,854     $ 56,637,857     $ 51,748,398     $ 20,027,479     $  10,682,082
                                         ============     ============     ============     ============     =============

                                           MICHIGAN        NEW JERSEY          OHIO         PENNSYLVANIA
                                         ------------     -------------    ------------     -------------
      Par Value.......................   $      2,134     $     40,081     $      2,348     $     15,718
      Paid-in-Capital.................      2,132,297       40,040,950        2,345,936       15,702,519
                                         ------------     ------------     ------------     ------------
      Net Assets......................   $  2,134,431     $ 40,081,031     $  2,348,284     $ 15,718,237
                                         ============     ============     ============     ============-

(7)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                            SIX MONTHS
                                              ENDING                    FISCAL YEARS ENDED MAY 31,
                                            NOVEMBER 30,    ---------------------------------------------------
      NEW YORK TAX-EXEMPT FUND                 1999          1999       1998       1997       1996       1995
      -----------------------------------   ------------    -------    -------    -------    -------    -------
      Net asset value, beginning of
      period.............................     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
      Net investment income..............        .0112        .0222      .0268      .0247      .0276      .0253
      Dividends from net investment
      income.............................       (.0112)      (.0222)    (.0268)    (.0247)    (.0276)    (.0253)
                                              --------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
                                              --------      -------    -------    -------    -------    -------

      Total Return.......................         2.23%(b)     2.22%      2.68%      2.47%      2.76%      2.53%


      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
      (millions).........................     $  177.7      $ 186.0    $ 171.2    $ 153.2    $ 125.5    $ 152.9
      Ratio of expenses to average net
      assets.............................         1.00%(b)     1.00%       .94%      1.04%      1.04%       .98%
      Ratio of net investment income to
      average net assets.................         2.20%(b)     2.19%      2.63%      2.43%      2.72%      2.48%

                                                                                                            FOR THE PERIOD
                                                                                                            JULY 2, 1999
                                                                                                            (COMMENCEMENT OF
                                                                                                            OPERATIONS) TO
                                                                                                            NOVEMBER 30,
      CALIFORNIA II TAX-EXEMPT FUND                                                                             1999
      -----------------------------------                                                                   -----------------
      Net asset value, beginning of period...............................................................        $1.0000
                                                                                                                 -------
      Net investment income..............................................................................          .0087
      Dividends from net investment income...............................................................         (.0087)
                                                                                                                 -------
      Net asset value, end of period.....................................................................        $1.0000
                                                                                                                 -------
                                                                                                                 -------
      Total Return.......................................................................................           2.09%(b)


      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------
      Net assets at end of period (millions).............................................................        $  56.6
      Ratio of expenses to average net assets............................................................           1.00%(b)
      Ratio of net investment income to average net assets...............................................           2.12%(b)

                                            SIX MONTHS
                                              ENDING                    FISCAL YEARS ENDED MAY 31,
                                            NOVEMBER 30,    ---------------------------------------------------
      CONNECTICUT TAX-EXEMPT FUND              1999          1999       1998       1997       1996       1995
      ---------------------------           ------------    -------    -------    -------    -------    -------
      Net asset value, beginning of
      period.............................     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
      Net investment income..............        .0107        .0221      .0267      .0243      .0266      .0254
      Dividends from net investment
      income.............................       (.0107)      (.0221)    (.0267)    (.0243)    (.0266)    (.0254)
                                              --------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              ========      =======    =======    =======    =======    =======
      Total Return.......................         2.13%(b)     2.21%      2.67%      2.43%      2.66%      2.54%


      RATIOS/SUPPLEMENTAL DATA
      ---------------------------
      Net assets end of period
      (millions).........................     $   51.7      $  55.4    $  36.8    $  33.5    $  34.8    $  26.6
      Ratio of expenses to average net
      assets.............................         1.00%(b)     1.00%       .89%       .97%      1.01%       .99%(c)
      Ratio of net investment income to
      average net assets.................         2.14%(b)     2.17%      2.64%      2.39%      2.61%      2.23%(c)


                                                                          SIX MONTHS
                                                                            ENDING         FISCAL YEARS ENDED MAY 31,
                                                                          NOVEMBER 30,    -----------------------------
      FLORIDA TAX-EXEMPT FUND                                                1999          1999       1998      1997(A)
      ---------------------------                                         ------------    -------    -------    -------
      Net asset value, beginning of period.............................     $ 1.0000      $1.0000    $1.0000    $1.0000
                                                                            --------      -------    -------    -------
      Net investment income............................................        .0118        .0237      .0269      .0228
      Dividends from net investment income.............................       (.0118)      (.0237)    (.0269)    (.0228)
                                                                            --------      -------    -------    -------
      Net asset value, end of period...................................     $ 1.0000      $1.0000    $1.0000    $1.0000
                                                                            --------      -------    -------    -------
                                                                            --------      -------    -------    -------

      Total Return.....................................................         2.35%(b)     2.37%      2.69%      2.42%(b)


      RATIOS/SUPPLEMENTAL DATA
      ----------------------------
      Net assets end of period (millions)..............................     $   20.0      $  22.6    $  10.8    $   4.1
      Ratio of expenses to average net assets..........................         1.00%(b)     1.00%       .94%      1.04%(b)
      Ratio of net investment income to average net assets.............         2.34%(b)     2.30%      2.62%      2.39%(b)

                                            SIX MONTHS
                                              ENDING                    FISCAL YEARS ENDED MAY 31,
                                            NOVEMBER 30,    ---------------------------------------------------
      MASSACHUSETTS TAX-EXEMPT FUND            1999          1999       1998       1997       1996       1995
      -----------------------------         ------------    -------    -------    -------    -------    -------
      Net asset value, beginning of
      period.............................     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
      Net investment income..............        .0109        .0220      .0284      .0259      .0276      .0265
      Dividends from net investment
      income.............................       (.0109)      (.0220)    (.0284)    (.0259)    (.0276)    (.0265)
                                              --------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
                                              --------      -------    -------    -------    -------    -------
      Total Return.......................         2.17%(b)     2.20%      2.84%      2.59%      2.76%      2.65%


      RATIOS/SUPPLEMENTAL DATA
      ---------------------------
      Net assets end of period
      (millions).........................     $   10.7      $  19.9    $  25.4    $  13.0    $   9.0    $  10.2
      Ratio of expenses to average net
      assets.............................         1.00%(b)     1.00%       .75%       .83%(c)     .90%(c)     .80%(c)
      Ratio of net investment income to
      average net assets.................         2.17%(b)     2.17%      2.78%      2.54%(c)    2.66%(c)    2.71%(c)

                                                                                              SIX MONTHS
                                                                                                ENDED         PERIOD ENDED
                                                                                              NOVEMBER 30,     MAY 31,
      MICHIGAN TAX-EXEMPT FUND                                                                   1999          1999(D)
      ---------------------------                                                             ------------    ------------
      Net asset value, beginning of period.................................................     $ 1.0000        $ 1.0000
                                                                                                --------        --------
      Net investment income................................................................        .0113           .0118
      Dividends from net investment income.................................................       (.0113)         (.0118)
                                                                                                --------        --------
      Net asset value, end of period.......................................................     $ 1.0000        $ 1.0000
                                                                                                --------        --------
                                                                                                --------        --------
      Total Return.........................................................................         2.25%(b)        2.55%(b)


      RATIOS/SUPPLEMENTAL DATA
      ---------------------------
      Net assets end of period (millions)..................................................     $    2.1        $    1.2
      Ratio of expenses to average net assets..............................................         1.00%(b)        1.00%(b,c)
      Ratio of net investment income to average net assets.................................         2.23%(b)        2.02%(b,c)

                                            SIX MONTHS
                                              ENDED                     FISCAL YEARS ENDED MAY 31,
                                            NOVEMBER 30,    ---------------------------------------------------
      NEW JERSEY TAX-EXEMPT FUND               1999          1999       1998       1997       1996      1995(E)
      ---------------------------           ------------    -------    -------    -------    -------    -------
      Net asset value, beginning of
      period.............................     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
      Net investment income..............        .0110        .0223      .0254      .0236      .0263      .0243
      Dividends from net investment
      income.............................       (.0110)      (.0223)    (.0254)    (.0236)    (.0263)    (.0243)
                                              --------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 1.0000      $1.0000    $1.0000    $1.0000    $1.0000    $1.0000
                                              --------      -------    -------    -------    -------    -------
                                              --------      -------    -------    -------    -------    -------

      Total Return.......................         2.19%(b)     2.23%      2.54%      2.36%      2.63%      2.43%(b)


      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
      (millions).........................     $    2.3      $  41.3    $  37.6    $  39.5    $  41.0    $  21.6

      Ratio of expenses to average net
      assets.............................         1.00%(b)     1.00%       .99%      1.06%      1.05%(c)    1.01%(b,c)

      Ratio of net investment income to
      average net assets.................         2.12%(b)     2.17%      2.50%      2.33%      2.58%(c)    2.82%(b,c)

                                                                                      SIX MONTHS      FISCAL YEARS ENDED
                                                                                        ENDED              MAY 31,
                                                                                      NOVEMBER 30,    ------------------
      OHIO TAX-EXEMPT FUND                                                               1999          1999      1998(F)
      ---------------------------                                                     ------------    -------    -------
      Net asset value, beginning of period.........................................     $ 1.0000      $1.0000    $1.0000
                                                                                        --------      -------    -------
      Net investment income........................................................        .0110        .0236      .0048
      Dividends from net investment income.........................................       (.0110)      (.0236)    (.0048)
                                                                                        --------      -------    -------
      Net asset value, end of period...............................................     $ 1.0000      $1.0000    $1.0000
                                                                                        ========      =======    =======
      Total Return.................................................................         2.19%(b)     2.36%      2.87%(b)


      RATIOS/SUPPLEMENTAL DATA
      ----------------------------
      Net assets end of period (millions)..........................................     $    2.3      $   1.2    $   2.5
      Ratio of expenses to average net assets......................................         1.00%(b)     1.00%(c)    1.00%(b)
      Ratio of net investment income to average net assets.........................         2.18%(b)     2.16%(c)    2.86%(b)

                                                                                      SIX MONTHS      FISCAL YEARS ENDED
                                                                                        ENDED              MAY 31,
                                                                                      NOVEMBER 30,    ------------------
      PENNSYLVANIA TAX-EXEMPT FUND                                                       1999          1999      1998(G)
      ----------------------------                                                    ------------    -------    -------
      Net asset value, beginning of period.........................................     $ 1.0000      $1.0000    $1.0000
                                                                                        --------      -------    -------
      Net investment income........................................................        .0117        .0234      .0189
      Dividends from net investment income.........................................       (.0117)      (.0234)    (.0189)
                                                                                        --------      -------    -------
      Net asset value, end of period...............................................     $ 1.0000      $1.0000    $1.0000
                                                                                        ========      =======    =======
      Total Return.................................................................         2.33%(b)     2.34%      2.64%(b)


      RATIOS/SUPPLEMENTAL DATA
      ----------------------------
      Net asset, end of period (millions)..........................................     $   15.7      $  16.9    $  13.2
      Ratio of expenses to average net assets......................................         1.00%(b)     1.00%      1.00%(b)
      Ratio of net investment income to average net assets.........................         2.34%(b)     2.28%      2.62%(b)

---------------------------------

      (a) From June 24, 1996 (Commencement of Operations) to May 31, 1997.
      (b) Annualized.
      (c) Due to the voluntary waiver of certain expenses by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

                                                                     NET
                                              FISCAL    EXPENSE    INVESTMENT
      FUND                                    YEAR      RATIO       INCOME
      ---------------------------             ------    -------    ----------
      Connecticut..........................    1995       .89%        2.33%
      Massachusetts........................    1997       .79%        2.58%
                                               1996       .84%        2.71%
                                               1995       .69%        2.80%
      Michigan.............................    1999       .49%        2.53%
      New Jersey...........................    1996      1.04%        2.59%
      Ohio.................................    1999       .83%        2.32%

      (d) From December 14, 1998 (Commencement of Operations) to May 31, 1999.
      (e) From October 17, 1994 (Commencement of Operations) to May 31, 1995.
      (f) From April 1, 1998 (Commencement of Operations) to May 31, 1998.
      (g) From September 12, 1997 (Commencement of Operations) to May 31, 1998.

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